SCHEDULE OF SEGMENT LONG-LIVED ASSETS (Details) - Freight App Inc [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 660,254	$ 492,622
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	369,706	452,891
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 290,548	$ 39,731